Note 14 - Earnings (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
(Dollars in thousands, except per share data)	2013	2012	2011
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,001,288	3,946,314	3,853,491

Net dilutive effect of :
Options	266,391	0	0
Restricted stock awards	42,487	84,338	0
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,310,166	4,030,652	3,853,491

Net income (loss) available to common shareholders	$24,602	3,460	(13,376)
Basic earnings (loss) per common share	$6.15	0.88	(3.47)
Diluted earnings (loss) per common share	$5.71	0.86	(3.47)